Acquisitions, Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2018
Acquisitions , Goodwill and Intangible Assets
Acquisitions, Goodwill and Intangible Assets

5. Acquisitions , Goodwill and Intangible Assets

 On October 1, 2018(“Acquisition Date”), the Group entered into a series of business and asset transfer agreements with Yixia Tech Co., Ltd. (“Yixia Tech”) to acquire the whole of the live streaming business of Yizhibo, which was previously operated by Yixia Tech. The acquisition included the Yizhibo APP and related assets/technology, employees and business contracts with a cash consideration of US$50 million. As of December 31, 2018, the Group had paid $40.0 million to Yixia Tech, with the final $10.0 million scheduled to be paid in 2019. The Group has engaged an independent valuation firm to help management determine the value of assets and liabilities from the acquisition. Total identifiable intangible assets acquired on acquisition date included supplier-relationship of $9.7 million with estimated useful life of five years, core technology of $6.6 million with estimated useful life of eight years, and trademark and domain name of $5.6 million with estimated useful life of ten years. The Group had one immaterial acquisition in 2017. No new acquisition incurred in 2016.

The consideration of acquisition of Yizhibo was allocated based on their fair value of the assets acquired and the liabilities assumed as follows:

As of Acquisition Date
(In thousands)
Consideration	$50,000

Property and equipment, net	466
Identifiable intangible assets acquired	21,942
Other tangible assets	2,874
Liabilities assumed	(2,434)
Goodwill	27,152
Total	$50,000

The acquisition mentioned above resulted in an increase of $28.0 million to revenues and an immaterial impact to net income for 2018. It did not have a material impact on the Group’s consolidated financial statements; therefore, pro forma disclosures have not been presented.

The following sets forth the changes in the Group’s goodwill by segment:

	Advertising &	Value-added
	Marketing	services	Total
	(In thousands)
Balance as of December 31, 2016	$—	$10,266	$10,266
New acquisition	—	2,318	2,318
Currency translation adjustment	—	836	836
Balance as of December 31, 2017	$—	$13,420	$13,420
Acquisition of Yizhibo	27,152	—	27,152
Impairment	—	(10,554)	(10,554)
Currency translation adjustment	3	(675)	(672)
Balance as of December 31, 2018	$27,155	$2,191	$29,346

The Group performs at least annually a qualitative analysis on the goodwill arising from acquisitions taking into consideration the events and circumstances listed in ASC350 Intangibles—Goodwill and Other , including consideration of macroeconomic factors, industry and market conditions, share price of the Group, and overall financial performance, in addition to other entity-specific factors. Based on the analysis, the Group recognized in 2018 an impairment charge of $10.6 million for the goodwill arising from certain acquisitions made under value-added services segment due to the unsatisfactory financial performance and not optimistic forecast of future revenues. No impairment provision was made for the years ended December 31, 2016 and 2017.

The following table summarizes the Group’s intangible assets arising from acquisitions:

	As of December 31, 2017			As of December 31, 2018
		Accumulated			Accumulated
	Cost	Amortization	Net	Cost	Amortization	Net
	(In thousand)			(In thousand)
Technology	$2,533	$(2,062)	$471	$8,978	$(2,594)	$6,384
Trademark and Domain name	—	—	—	5,623	(147)	5,476
Supplier-relationship	—	—	—	9,738	(495)	9,243
Others	2,460	(2,414)	46	2,326	(2,326)	—
Total	$4,993	$(4,476)	$517	$26,665	$(5,562)	$21,103

As of December 31, 2018, the Group’s intangible assets totaled $21.1 million, mainly consisted of technology, trademark and domain name, and supplier-relationship from the Yizhibo acquisition. The amortization expense for the years ended December 31, 2016, 2017 and 2018 was $0.7 million, $0.6 million and $1.3 million, respectively. As of December 31, 2018, estimated amortization expenses for future periods are expected as follows:

Year Ended December 31,	(In thousands)
2019	$3,364
2020	3,364
2021	3,364
2022	3,364
2023 and thereafter	7,647
Total expected amortization expense	$21,103